Subsequent Events (Details) - Subsequent Event [Member] - USD ($)			1 Months Ended
	Apr. 23, 2025	Mar. 25, 2025	Feb. 28, 2025
Subsequent Event [Line Items]
Aggregate gross purchase price		$ 30,000,000
Number of shares issued and outstanding		19.99%
ARJoint Venture Agreement [Member]
Subsequent Event [Line Items]
Contributed an additional in capital contributions			$ 5,000,000
Class A Common Stock [Member] | April 2025 PIPE Subscription Agreements [Member]
Subsequent Event [Line Items]
Newly issued shares (in Shares)	3,775,126
Newly issued shares price per share (in Dollars per share)	$ 3.98